CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Real estate investments, at cost:
Land	$ 212,651	$ 207,335
Buildings, fixtures and improvements	2,133,057	2,004,116
Acquired intangible assets	276,015	269,616
Total real estate investments, at cost	2,621,723	2,481,067
Less: accumulated depreciation and amortization	(512,775)	(427,476)
Total real estate investments, net	2,108,948	2,053,591
Assets held for sale	90	70,839
Cash and cash equivalents	72,357	95,691
Restricted cash	17,989	15,908
Derivative assets, at fair value	13	392
Straight-line rent receivable, net	23,322	21,182
Operating lease right-of-use assets	13,912	14,351
Prepaid expenses and other assets (including $1,278 and $394 due from related parties as of December 31, 2020 and 2019, respectively)	34,932	39,707
Deferred costs, net	15,332	13,642
Total assets	2,286,895	2,325,303
LIABILITIES AND EQUITY
Mortgage notes payable, net	542,698	528,284
Credit facilities, net	674,551	605,269
Market lease intangible liabilities, net	10,803	12,052
Derivative liabilities, at fair value	38,389	5,305
Accounts payable and accrued expenses (including $299 due to related parties as of December 31, 2020)	42,271	43,094
Operating lease liabilities	9,155	9,133
Deferred rent	6,914	8,521
Distributions payable	742	6,901
Total liabilities	1,325,523	1,218,559
Stockholders’ Equity
7.375% Series A cumulative redeemable perpetual preferred stock, $0.01 par value, 2,210,000 and 1,610,000 authorized as of December 31, 2020 and 2019, respectively; 1,610,000 issued and outstanding as of December 31, 2020 and 2019	16	16
Common stock, $0.01 par value, 300,000,000 shares authorized, 95,040,783 (including 1,265,037 shares paid as a stock dividend on January 15, 2021) and 92,356,664 shares of common stock issued and outstanding as of December 31, 2020 and 2019, respectively	938	923
Additional paid-in capital	2,104,261	2,078,628
Accumulated other comprehensive loss	(39,673)	(7,043)
Distributions in excess of accumulated earnings	(1,108,557)	(971,190)
Total stockholders’ equity	956,985	1,101,334
Non-controlling interests	4,387	5,410
Total equity	961,372	1,106,744
Total liabilities and equity	$ 2,286,895	$ 2,325,303